Long-term Debt - Trust and Hybrid Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Payments for repurchase of trust preferred securities	$ 933
Subordinated Debentures Subject to Mandatory Redemption
Debt Instrument [Line Items]
Extinguishment of debt	934
Trust Preferred Securities Subject to Mandatory Redemption
Debt Instrument [Line Items]
Financial instruments subject to mandatory redemption, settlement	$ 934